EVENTS AFTER THE REPORTING PERIOD (Details) - EUR (€) € / shares in Units, € in Millions			6 Months Ended
	Jul. 31, 2018	Jul. 27, 2018	Jun. 29, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Repayment on term loan			€ 10	€ 19
Current portion of borrowings			395	€ 1,075	€ 274
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends authorized (in euro per share)	€ 0.26
€1 billion term loan 2018-2021
Disclosure of non-adjusting events after reporting period [line items]
Current portion of borrowings			€ 200		€ 0
€1 billion term loan 2018-2021 | Major repayment on borrowings
Disclosure of non-adjusting events after reporting period [line items]
Repayment on term loan		€ 100
Current portion of borrowings		€ 200